Quarterly Holdings Report
for
Fidelity® Mid Cap Value K6 Fund
October 31, 2024
MCVK6-NPRT3-1224
1.9883980.107
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Syensqo SA	1,100	84,989
CANADA - 3.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (a)	2,600	83,713
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cenovus Energy Inc (United States)	14,805	237,917
MEG Energy Corp	8,800	160,850
South Bow Corp	4,500	112,375
		511,142
Materials - 0.5%
Paper & Forest Products - 0.5%
Interfor Corp (a)	10,300	141,959
Utilities - 0.8%
Gas Utilities - 0.8%
Brookfield Infrastructure Corp Class A (United States)	6,313	259,338
TOTAL CANADA		996,152
IRELAND - 0.4%
Industrials - 0.4%
Trading Companies & Distributors - 0.4%
AerCap Holdings NV	1,404	131,344
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	4,032	74,350
SPAIN - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (b)(c)	3,663	134,275
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	5,700	152,133
UNITED STATES - 92.5%
Communication Services - 1.3%
Interactive Media & Services - 0.5%
ZoomInfo Technologies Inc (a)	14,114	155,960
Media - 0.8%
Liberty Broadband Corp Class C (a)	2,014	162,771
Nexstar Media Group Inc	488	85,849
		248,620
TOTAL COMMUNICATION SERVICES		404,580

Consumer Discretionary - 8.3%
Automobile Components - 0.5%
Aptiv PLC (a)	2,826	160,602
Automobiles - 0.3%
Harley-Davidson Inc	2,506	80,067
Broadline Retail - 0.3%
Kohl's Corp	5,258	97,168
Distributors - 0.4%
LKQ Corp	3,167	116,514
Diversified Consumer Services - 0.9%
Laureate Education Inc	16,589	284,999
Hotels, Restaurants & Leisure - 0.8%
Hyatt Hotels Corp Class A	640	93,088
Travel + Leisure Co	2,914	139,318
		232,406
Household Durables - 1.9%
KB Home	2,462	193,267
Mohawk Industries Inc (a)	840	112,787
Newell Brands Inc	20,801	183,049
Tempur Sealy International Inc	2,340	112,109
		601,212
Leisure Products - 0.3%
Topgolf Callaway Brands Corp (a)(d)	9,006	87,448
Specialty Retail - 2.1%
Academy Sports & Outdoors Inc	1,786	90,836
Camping World Holdings Inc Class A	3,002	60,220
Gap Inc/The	6,096	126,614
Lithia Motors Inc Class A	496	164,856
Signet Jewelers Ltd	1,491	136,695
Upbound Group Inc	2,856	83,509
		662,730
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd (a)	3,158	62,339
PVH Corp	400	39,383
Tapestry Inc	3,199	151,793
		253,515
TOTAL CONSUMER DISCRETIONARY		2,576,661

Consumer Staples - 5.1%
Beverages - 1.0%
Coca-Cola Consolidated Inc	208	233,846
Primo Water Corp (United States)	3,359	88,107
		321,953
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc	8,671	156,945
Dollar Tree Inc (a)	2,440	157,722
US Foods Holding Corp (a)	4,122	254,121
		568,788
Food Products - 1.6%
Bunge Global SA	1,970	165,519
Darling Ingredients Inc (a)	3,334	130,393
JM Smucker Co	1,725	195,805
		491,717
Tobacco - 0.6%
Philip Morris International Inc	1,386	183,922
TOTAL CONSUMER STAPLES		1,566,380

Energy - 4.5%
Energy Equipment & Services - 2.3%
Liberty Energy Inc Class A	6,907	117,902
Weatherford International PLC	7,524	594,396
		712,298
Oil, Gas & Consumable Fuels - 2.2%
Cheniere Energy Inc	1,005	192,337
Phillips 66	825	100,502
Range Resources Corp	4,697	141,051
Targa Resources Corp	908	151,600
Valero Energy Corp	701	90,961
		676,451
TOTAL ENERGY		1,388,749

Financials - 16.2%
Banks - 3.7%
East West Bancorp Inc	2,104	205,119
First Citizens BancShares Inc/NC Class A	138	267,355
KeyCorp	11,652	200,997
M&T Bank Corp	1,355	263,792
Western Alliance Bancorp	2,601	216,429
		1,153,692
Capital Markets - 2.5%
Ameriprise Financial Inc	331	168,909
BGC Group Inc Class A	15,485	145,094
Carlyle Group Inc/The	3,437	171,953
Raymond James Financial Inc	1,873	277,617
		763,573
Consumer Finance - 3.1%
Ally Financial Inc	4,251	148,998
Discover Financial Services	1,673	248,323
FirstCash Holdings Inc	1,300	134,510
OneMain Holdings Inc	3,865	191,975
SLM Corp	10,288	226,645
		950,451
Financial Services - 3.1%
Apollo Global Management Inc	1,428	204,575
Corebridge Financial Inc	4,349	138,168
Global Payments Inc	1,731	179,522
PennyMac Financial Services Inc	1,853	184,707
Voya Financial Inc	1,424	114,347
WEX Inc (a)	807	139,288
		960,607
Insurance - 3.8%
American Financial Group Inc/OH	1,531	197,392
Arthur J Gallagher & Co	523	147,068
Hartford Financial Services Group Inc/The	2,717	300,065
Reinsurance Group of America Inc	1,189	250,974
Stewart Information Services Corp	1,212	83,386
The Travelers Companies, Inc.	788	193,801
		1,172,686
TOTAL FINANCIALS		5,001,009

Health Care - 7.7%
Health Care Equipment & Supplies - 1.3%
Baxter International Inc	2,872	102,530
QuidelOrtho Corp (a)	3,121	118,754
Zimmer Biomet Holdings Inc	1,559	166,689
		387,973
Health Care Providers & Services - 4.5%
Acadia Healthcare Co Inc (a)	2,937	125,381
AdaptHealth Corp (a)	10,696	110,062
Cencora Inc	393	89,635
Centene Corp (a)	1,901	118,356
Cigna Group/The	330	103,887
CVS Health Corp	2,168	122,405
Henry Schein Inc (a)	2,813	197,557
Molina Healthcare Inc (a)	630	202,369
PACS Group Inc	3,195	136,363
Tenet Healthcare Corp (a)	1,204	186,644
		1,392,659
Life Sciences Tools & Services - 0.9%
Charles River Laboratories International Inc (a)	973	173,758
Fortrea Holdings Inc (a)	7,159	120,414
		294,172
Pharmaceuticals - 1.0%
Royalty Pharma PLC Class A	6,326	170,802
Viatris Inc	11,483	133,203
		304,005
TOTAL HEALTH CARE		2,378,809

Industrials - 16.8%
Building Products - 2.7%
Armstrong World Industries Inc	776	108,291
AZZ Inc	1,863	141,923
Builders FirstSource Inc (a)	1,651	282,982
Owens Corning	855	151,155
UFP Industries Inc	1,278	156,351
		840,702
Commercial Services & Supplies - 1.4%
Brink's Co/The	800	82,232
GEO Group Inc/The (a)	9,396	142,631
MillerKnoll Inc	4,849	108,424
Vestis Corp	6,705	90,652
		423,939
Construction & Engineering - 1.2%
Centuri Holdings Inc (d)	10,053	188,695
EMCOR Group Inc	334	148,987
WillScot Holdings Corp (a)	2,200	72,908
		410,590
Electrical Equipment - 2.0%
Acuity Brands Inc	488	146,737
NEXTracker Inc Class A (a)	2,996	119,301
Regal Rexnord Corp	1,385	230,658
Sensata Technologies Holding PLC	3,166	108,720
		605,416
Ground Transportation - 1.9%
Ryder System Inc	1,280	187,238
U-Haul Holding Co Class N	2,529	172,630
XPO Inc (a)	1,657	216,288
		576,156
Machinery - 2.8%
Allison Transmission Holdings Inc	1,065	113,806
Atmus Filtration Technologies Inc	2,849	110,940
CNH Industrial NV Class A	14,303	160,623
Gates Industrial Corp PLC (a)	8,107	156,870
Mueller Water Products Inc Class A1	4,852	104,755
Terex Corp	2,106	108,901
Timken Co/The	1,308	108,564
		864,459
Professional Services - 2.2%
Amentum Holdings Inc	5,800	172,492
Clarivate PLC (a)	19,472	128,515
Concentrix Corp	1,605	68,229
First Advantage Corp (a)(d)	8,432	152,788
Genpact Ltd	4,196	160,161
		682,185
Trading Companies & Distributors - 2.6%
Boise Cascade Co	1,209	160,833
Core & Main Inc Class A (a)	2,442	108,132
GMS Inc (a)	2,161	194,253
Herc Holdings Inc	503	105,197
Rush Enterprises Inc Class A	1,861	105,295
Wesco International Inc	666	127,852
		801,562
TOTAL INDUSTRIALS		5,205,009

Information Technology - 8.4%
Communications Equipment - 1.1%
Ciena Corp (a)	2,707	171,922
Lumentum Holdings Inc (a)	2,578	164,656
		336,578
Electronic Equipment, Instruments & Components - 3.1%
Arrow Electronics Inc (a)	1,303	154,627
Coherent Corp (a)	1,447	133,761
Flex Ltd (a)	3,652	126,615
Jabil Inc	944	116,197
TD SYNNEX Corp	1,275	147,071
Vontier Corp	7,200	266,976
		945,247
IT Services - 0.7%
Amdocs Ltd	1,607	141,006
GoDaddy Inc Class A (a)	420	70,056
		211,062
Semiconductors & Semiconductor Equipment - 3.1%
First Solar Inc (a)	1,308	254,380
MKS Instruments Inc	1,631	162,007
ON Semiconductor Corp (a)	7,529	530,719
		947,106
Software - 0.4%
NCR Voyix Corp (a)	5,668	72,607
Progress Software Corp	1,306	83,702
		156,309
TOTAL INFORMATION TECHNOLOGY		2,596,302

Materials - 9.0%
Chemicals - 2.7%
Corteva Inc	4,875	296,986
HB Fuller Co	1,434	104,940
Minerals Technologies Inc	1,438	108,267
Olin Corp	1,865	76,521
Westlake Corp	1,962	258,866
		845,580
Construction Materials - 0.8%
CRH PLC	1,491	142,286
Eagle Materials Inc	335	95,629
		237,915
Containers & Packaging - 3.0%
Berry Global Group Inc	3,092	217,831
Crown Holdings Inc	1,270	118,809
Graphic Packaging Holding CO	3,987	112,673
International Paper Co	3,791	210,552
Smurfit WestRock PLC	5,025	258,788
		918,653
Metals & Mining - 2.3%
Arch Resources Inc Class A	917	134,579
ATI Inc (a)	2,170	114,381
Radius Recycling Inc Class A	2,595	42,012
Reliance Inc	648	185,548
Steel Dynamics Inc	1,687	220,154
		696,674
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	806	79,713
TOTAL MATERIALS		2,778,535

Real Estate - 8.5%
Health Care REITs - 2.5%
American Healthcare REIT Inc	7,106	189,020
Ventas Inc	2,062	135,040
Welltower Inc	3,313	446,857
		770,917
Industrial REITs - 0.9%
Prologis Inc	2,535	286,303
Real Estate Management & Development - 0.8%
CBRE Group Inc Class A (a)	1,393	182,441
Compass Inc Class A (a)	11,065	70,263
		252,704
Residential REITs - 2.3%
Camden Property Trust	2,595	300,475
Sun Communities Inc	3,078	408,389
		708,864
Specialized REITs - 2.0%
Gaming and Leisure Properties Inc	3,798	190,622
Iron Mountain Inc	700	86,611
Outfront Media Inc	8,293	147,284
Public Storage Operating Co	555	182,628
		607,145
TOTAL REAL ESTATE		2,625,933

Utilities - 6.7%
Electric Utilities - 3.8%
Constellation Energy Corp	375	98,609
Edison International	3,728	307,187
FirstEnergy Corp	4,126	172,591
NRG Energy Inc	2,094	189,298
PG&E Corp	19,526	394,816
		1,162,501
Gas Utilities - 0.5%
UGI Corp	6,967	166,581
Independent Power and Renewable Electricity Producers - 1.3%
AES Corp/The	10,179	167,851
Vistra Corp	1,810	226,178
		394,029
Multi-Utilities - 1.1%
NiSource Inc	3,330	117,083
Sempra	2,598	216,595
		333,678
TOTAL UTILITIES		2,056,789

TOTAL UNITED STATES		28,578,756
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	9,700	125,330
TOTAL COMMON STOCKS (Cost $24,643,759)		30,277,329

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.87	499,041	499,140
Fidelity Securities Lending Cash Central Fund (e)(f)	4.87	320,968	321,000
TOTAL MONEY MARKET FUNDS (Cost $820,140)			820,140

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $25,463,899)	31,097,469
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(179,083)
NET ASSETS - 100.0%	30,918,386

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $134,275 or 0.4% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,275 or 0.4% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	353,508	15,036,074	14,890,427	7,939	(15)	-	499,140	0.0%
Fidelity Securities Lending Cash Central Fund	710,050	7,507,820	7,896,870	6,008	-	-	321,000	0.0%
Total	1,063,558	22,543,894	22,787,297	13,947	(15)	-	820,140

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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